S-K 1602(a)(3) Forepart, Sponsor Compensation	Dec. 04, 2025 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	1,725,000
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	0.85
Underwriter’s [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,875,000
Underwriting Discounts [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.1
Underwriters’ Overallotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	1,500,000
Shareholders [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	750,000
Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	1,764,706
Private Placement Warrants [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	5,300,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,650,000
Private Placement Warrants [Member] | Underwriter’s [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	2,029,412
Warrants [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	5,750,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.5
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,650,000
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	5,750,000
Class B Ordinary Shares [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	5,000,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Forfeiture Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	93,750
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	718,750